UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-03657

DWS State Tax-Free Income Series
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  8/31

Date of reporting period:  11/30/2011

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of November 30, 2011 (Unaudited)

DWS California Tax-Free Income Fund
	Principal Amount ($)	Value ($)
Municipal Bonds and Notes 94.0%
California 90.0%
Anaheim, CA, Other General Obligation Lease, Public Financing Authority, Public Improvements Project:
Series C, Zero Coupon, 9/1/2017, INS: AGMC	1,455,000	1,153,000
Series C, Zero Coupon, 9/1/2018, INS: AGMC	1,000,000	748,710
Series C, 6.0%, 9/1/2014, INS: AGMC	1,000,000	1,118,630
Series C, 6.0%, 9/1/2016, INS: AGMC	1,000,000	1,120,610
Series A, 6.0%, 9/1/2024, INS: AGMC	3,500,000	4,162,760
Anaheim, CA, Redevelopment Agency Tax Allocation, Merged Redevelopment Project Area, Series A, 5.0%, 2/1/2025, INS: AGMC	5,000,000	5,145,300
Benicia, CA, School District General Obligation, Unified School District:
Series A, Zero Coupon, 8/1/2017, INS: FGIC, NATL	1,735,000	1,414,493
Series A, Zero Coupon, 8/1/2018, INS: FGIC, NATL	1,510,000	1,161,145
Big Bear Lake, CA, Water Revenue:
6.0%, 4/1/2015, INS: NATL	3,400,000	3,593,086
6.0%, 4/1/2022, INS: NATL	13,500,000	15,134,445
Brentwood, CA, Infrastructure Financing Authority, Water Revenue, 5.75%, 7/1/2038	2,000,000	2,154,620
Cabrillo, CA, County General Obligation Lease, Unified School District, Series A, Zero Coupon, 8/1/2019, INS: AMBAC	4,000,000	2,801,920
California, ABAG Finance Authority for Non-Profit Corp., Multi-Family Housing Revenue, Arbors Apartments, Series A, 0.14% *, 12/15/2032, LIQ: Fannie Mae	475,000	475,000
California, ABAG Finance Authority for Nonprofit Corp., Multi-Family Housing Revenue, Colma Bart Apartment, Series A, AMT, 0.14% *, 11/15/2035, LOC: Fannie Mae	1,700,000	1,700,000
California, Center Unified School District, Series C, Zero Coupon, 9/1/2014, INS: NATL	2,240,000	2,113,373
California, Educational Facilities Authority Revenue, Pitzer College, 6.0%, 4/1/2040	10,000,000	10,855,000
California, Golden State Tobacco Securitization Corp., Tobacco Settlement Revenue, Series A, 5.0%, 6/1/2045, INS: AGC	5,000,000	4,769,800
California, Health Facilities Finance Authority Revenue, Kaiser Permanente, Series A, Zero Coupon, 10/1/2012, INS: AMBAC	4,900,000	4,842,572
California, Health Facilities Financing Authority Revenue, Catholic Healthcare West, Series A, 6.0%, 7/1/2039	4,000,000	4,295,440
California, Health Facilities Financing Authority Revenue, Providence Health & Services:
Series B, 5.5%, 10/1/2039	2,500,000	2,628,825
Series C, 6.5%, 10/1/2033	2,000,000	2,280,300
California, Health Facilities Financing Authority Revenue, Sutter Health, Series A, 5.25%, 8/15/2022	1,665,000	1,824,024
California, Higher Education Revenue, Educational Facilities Authority, University of San Diego, Zero Coupon, 10/1/2014, INS: AMBAC	1,470,000	1,372,289
California, Infrastructure & Economic Development Bank Revenue, California Independent Systems Operator Corp., Series A, 6.25%, 2/1/2039	5,200,000	5,569,512
California, Los Rios Community College District, Election of 2008, Series A, 5.0%, 8/1/2035	10,000,000	10,409,700
California, M-S-R Energy Authority, Series A, 7.0%, 11/1/2034	6,820,000	7,908,745
California, Marin Water District Financing Authority Revenue:
Series A, 5.0%, 7/1/2035	2,830,000	2,992,725
Series A, 5.0%, 7/1/2040	9,675,000	10,188,549
California, Napa Valley Unified School District, Election of 2006:
Series A, Zero Coupon, 8/1/2027	2,340,000	1,013,009
Series A, Zero Coupon, 8/1/2028	2,745,000	1,113,784
Series A, Zero Coupon, 8/1/2029	3,390,000	1,280,844
California, San Gorgonio Memorial Healthcare, Election of 2006, Series C, 7.2%, 8/1/2039	10,000,000	10,850,300
California, Senior Care Revenue, Statewide Community Development Authority, ETM, 5.6%, 11/15/2013	1,000,000	1,046,470
California, Single Family Housing Revenue, Mortgage Finance Authority, Series B, AMT, 7.3%, 6/1/2031	20,000	20,546
California, South Bayside Waste Management Authority Revenue, Solid Waste Enterprise, Shoreway Environmental, Series A, 6.0%, 9/1/2036	5,000,000	5,201,950
California, Special Assessment Revenue, Golden State Tobacco Securitization Corp., Series A-1, 5.0%, 6/1/2033	3,150,000	2,149,812
California, State Department of Water Resources Revenue, Center Valley Project, Water Systems:
Series AJ, 5.0%, 12/1/2035	10,690,000	11,504,792
Series AH, 5.25%, 12/1/2035	1,555,000	1,712,475
California, State General Obligation:
5.25%, 9/1/2030	10,000,000	10,630,800
5.25%, 9/1/2032	4,000,000	4,187,760
5.25%, 10/1/2032	5,000,000	5,236,350
6.25%, 11/1/2034	10,000,000	11,329,000
6.5%, 4/1/2033	14,610,000	17,047,825
California, State General Obligation, Various Purposes:
6.0%, 4/1/2038	7,450,000	8,246,554
6.0%, 11/1/2039	10,000,000	11,134,000
California, State Infrastructure & Economic Development Bank Revenue, Orange County Performing Arts Center, Series A, 0.15% *, 7/1/2034, LOC: Bank of America NA	2,300,000	2,300,000
California, State Infrastructure & Economic Development Bank Revenue, Pacific Gas & Electric Co., Series D, 0.05% *, 12/1/2016, LOC: Sumitomo Mitsui Banking	1,000,000	1,000,000
California, State Public Works Board, Lease Revenue, Capital Projects:
Series G-1, 5.75%, 10/1/2030	5,500,000	5,751,625
Series I-1, 6.375%, 11/1/2034	3,000,000	3,264,840
California, State Public Works Board, Lease Revenue, Department of Mental Health, Series A, 5.5%, 6/1/2022	2,600,000	2,778,178
California, State University Revenue:
Series A, 5.0%, 11/1/2037	8,000,000	8,274,800
Series A, 5.25%, 11/1/2038	6,500,000	6,764,875
California, Statewide Communities Development Authority Revenue, American Baptist Homes West, 6.25%, 10/1/2039, GTY: American Baptist Foundation	7,000,000	7,040,110
California, Statewide Communities Development Authority Revenue, Certificates of Participation, Cedars-Sinai Medical Center, 6.5%, 8/1/2012	1,565,000	1,604,250
California, Statewide Communities Development Authority Revenue, Cottage Health Obligation Group, 5.25%, 11/1/2030	6,000,000	6,174,060
California, Statewide Communities Development Authority Revenue, Sutter Health, Series A, 6.0%, 8/15/2042	10,340,000	11,240,614
California, Western Municipal Water District Facilities Authority Revenue, Series B, 5.0%, 10/1/2039	19,155,000	20,031,341
Carlsbad, CA, School District General Obligation, Unified School District, Zero Coupon, 11/1/2018, INS: FGIC, NATL	3,050,000	2,389,400
Carson, CA, Redevelopment Housing Agency, Tax Allocation, Series A, 5.25%, 10/1/2036	2,710,000	2,564,283
Contra Costa County, CA, GNMA Mortgage-Backed Securities Program, AMT, ETM, 7.75%, 5/1/2022	2,440,000	3,167,437
Corona, CA, Sales & Tax Revenue, Community Facilities District, Series 90-1-A, 5.5%, 9/1/2015, INS: NATL	9,240,000	9,965,063
Corona-Norco, CA, Sales & Tax Revenue, Unified School District Public Financing Authority, Series A, 5.75%, 9/1/2014, INS: NATL	1,055,000	1,057,384
Dry Creek, CA, School District General Obligation, Joint Elementary School District:
Series A, Zero Coupon, 8/1/2021, INS: AGMC	1,920,000	1,262,266
Series A, Zero Coupon, 5/1/2022, INS: AGMC	1,385,000	863,603
East Bay, CA, Municipal Utility District, Wastewater Systems Revenue, Series A, 5.0%, 6/1/2037, INS: AMBAC (a)	10,000,000	10,436,800
Encinitas, CA, State General Obligation, Unified School District, Zero Coupon, 8/1/2017, INS: NATL	4,000,000	3,351,400
Escondido, CA, School District General Obligation, Unified High School District:
Zero Coupon, 5/1/2015, INS: NATL	3,165,000	2,831,409
Zero Coupon, 5/1/2016, INS: NATL	3,335,000	2,858,662
ETM, Zero Coupon, 11/1/2017, INS: NATL	5,500,000	5,015,175
Zero Coupon, 11/1/2018, INS: NATL	4,605,000	3,417,002
ETM, Zero Coupon, 11/1/2020, INS: NATL	7,000,000	5,688,270
Foothill, CA:
ETM, Zero Coupon, 1/1/2018, INS: AGMC, Radian	10,000,000	9,062,000
ETM, Zero Coupon, 1/1/2020, INS: AGMC, Radian	10,000,000	8,388,500
Foothill, CA, Toll Road Revenue, Eastern Corridor Agency:
Zero Coupon, 1/15/2017, INS: NATL	5,975,000	4,459,620
Zero Coupon, 1/15/2018, INS: NATL	6,250,000	4,388,250
Zero Coupon, 1/15/2025	10,000,000	4,323,400
5.8%, 1/15/2020, INS: NATL	6,500,000	6,564,675
5.875%, 1/15/2026	5,000,000	4,966,450
Foothill-De Anza Community College District, CA, Series C, 5.0%, 8/1/2040	7,555,000	7,972,414
Foothill-De Anza Community College District, CA, Capital Appreciation, Zero Coupon, 8/1/2016, INS: NATL	4,755,000	4,306,080
Fresno, CA, School District General Obligation, Unified School District, Series C, 5.9%, 2/1/2017, INS: NATL	1,760,000	1,991,387
Healdsburg, CA, School District General Obligation, Unified School District, Zero Coupon, 7/15/2014, INS: FGIC, NATL	400,000	374,240
Kern, CA, Water Bank Authority Revenue, Series A, 0.1% *, 7/1/2028, LOC: Wells Fargo Bank NA	400,000	400,000
Las Virgenes, CA, School District General Obligation, Unified School District, Series A, Zero Coupon, 11/1/2013, INS: NATL	2,150,000	2,116,525
Los Angeles, CA, Department of Airports Revenue, Series A, 5.25%, 5/15/2039	5,000,000	5,321,550
Los Angeles, CA, Department of Airports Revenue, Los Angeles International Airport, Series A, 5.0%, 5/15/2040	15,000,000	15,732,300
Los Angeles, CA, Pollution Control Revenue, 6.0%, 6/1/2021, INS: FGIC, NATL	2,000,000	2,629,240
Los Angeles, CA, Unified School District, Series F, 5.0%, 1/1/2034	7,540,000	7,856,001
Lucia Mar, CA, School District General Obligation, Series A, Zero Coupon, 8/1/2016, INS: FGIC, NATL	1,000,000	871,950
Merced, CA, School District General Obligation, High School District:
Series A, Zero Coupon, 8/1/2014, INS: FGIC, NATL	2,045,000	1,925,920
Series A, Zero Coupon, 8/1/2015, INS: FGIC, NATL	2,090,000	1,906,435
Series A, Zero Coupon, 8/1/2016, INS: FGIC, NATL	2,140,000	1,854,866
Modesto, CA, General Obligation Lease, Community Project, Series A, 5.6%, 11/1/2014, INS: AMBAC	1,055,000	1,115,040
Murrieta Valley, CA, General Obligation, Unified School District:
Series A, Zero Coupon, 9/1/2016, INS: FGIC, NATL	2,500,000	2,159,750
5.0%, 9/1/2026, INS: AGMC	3,155,000	3,339,599
Napa, CA, Sanitation District, Certificates of Participation, Series A, 0.18% *, 8/1/2028, LOC: Wells Fargo Bank NA	4,360,000	4,360,000
Northern California, Power Agency, Prerefunded, 7.0%, 7/1/2016	210,000	252,250
Otay, CA, Water District Corp., Capital Projects, Certificates of Participation, 0.1% *, 9/1/2026, LOC: Union Bank NA	2,190,000	2,190,000
Palmdale, CA, School District General Obligation, School Building Project, Zero Coupon, 10/1/2019, INS: AGMC	1,420,000	1,027,072
Pittsburg, CA, Redevelopment Agency Tax Allocation, Los Medanos Community Project, Series A, 6.5%, 9/1/2028	10,000,000	9,988,600
Port of Oakland, CA, Series 0, AMT, 5.125%, 5/1/2030	1,500,000	1,498,155
Rancho, CA, Water District Financing Authority Revenue, Series A, 5.0%, 8/1/2027, INS: FGIC	8,100,000	8,593,290
Redwood City, CA, School District General Obligation, Elementary School District, Zero Coupon, 8/1/2017, INS: FGIC, NATL	1,635,000	1,332,966
Riverside County, CA, Hospital & Healthcare Revenue, Asset Leasing Corp.:
Zero Coupon, 6/1/2015, INS: NATL	1,750,000	1,548,663
Zero Coupon, 6/1/2016, INS: NATL	2,395,000	2,024,805
Sacramento County, CA, Airport Systems Revenue, Series B, 5.75%, 7/1/2039	2,500,000	2,640,575
Sacramento County, CA, Water Finance Authority Revenue, Water Agency Zones 40 & 41, Series B, 0.788% **, 6/1/2039, INS: FGIC, NATL	10,000,000	5,151,500
Sacramento, CA, Electric Revenue, Municipal Utility District:
Series U, 5.0%, 8/15/2026, INS: AGMC	2,615,000	2,820,827
Series G, 6.5%, 9/1/2013, INS: NATL	675,000	707,562
Sacramento, CA, Municipal Utility District, Electric Revenue, Series U, 5.0%, 8/15/2028, INS: AGMC	2,045,000	2,180,890
Sacramento, CA, Other General Obligation Lease, City Financing Authority, Series A, 5.4%, 11/1/2020, INS: AMBAC	5,000,000	5,468,400
Sacramento, CA, Sales & Special Tax Revenue, Finance Authority, Series B, Zero Coupon, 11/1/2016, INS: NATL	2,685,000	2,199,364
Saddleback Valley, CA, Sales & Special Tax Revenue, Unified School District, Public Financing Authority:
Series A, 6.0%, 9/1/2013, INS: AGMC	1,000,000	1,078,040
Series A, 6.0%, 9/1/2014, INS: AGMC	2,195,000	2,447,205
Series A, 6.0%, 9/1/2015, INS: AGMC	1,000,000	1,145,370
San Bernardino, CA, County General Obligation, Medical Center Financing Project, 5.5%, 8/1/2017, INS: NATL	3,130,000	3,263,088
San Bernardino, CA, Other Revenue Lease, Series A, 5.25%, 11/1/2014, INS: NATL	2,230,000	2,293,377
San Bruno Park, CA, School District, General Obligation:
Zero Coupon, 8/1/2017, INS: AGMC	1,000,000	843,480
Zero Coupon, 8/1/2019, INS: AGMC	1,100,000	826,265
San Diego County, CA, Certificates of Participation, County Administration Center Waterfront Park, 5.125%, 2/1/2042	5,000,000	5,135,850
San Diego County, CA, Regional Airport Authority Revenue, Series A, 5.0%, 7/1/2040	13,250,000	13,281,535
San Diego County, CA, Water Authority, Series B, 5.0%, 5/1/2031	5,000,000	5,399,250
San Diego, CA, Community College District, Election of 2002, 5.25%, 8/1/2033 (a)	10,000,000	10,849,000
San Diego, CA, Community College District, Election of 2006, 5.0%, 8/1/2036	5,000,000	5,300,600
San Diego, CA, Public Facilities Financing Authority, Sewer Revenue, Series A, 5.25%, 5/15/2039	10,000,000	10,558,000
San Francisco City & County, CA, Redevelopment Agency, Maria Manor Apartments, Series F, AMT, 0.13% *, 12/1/2033, LOC: Citibank NA	1,425,000	1,425,000
San Francisco, CA, Bay Area Rapid Transit District, Election of 2004, Series B, 5.0%, 8/1/2027	5,085,000	5,516,106
San Francisco, CA, City & County Airports Commission, International Airport Revenue, Series E, 6.0%, 5/1/2039	15,000,000	16,629,750
San Francisco, CA, City & County Public Utilities Commission, Water Revenue:
Series B, 5.0%, 11/1/2039	12,500,000	13,128,750
Series A, 5.125%, 11/1/2039	10,400,000	10,919,792
San Francisco, CA, City & County Redevelopment Financing Authority, Tax Allocation, Mission Bay North Redevelopment, Series C, 6.75%, 8/1/2041	1,000,000	1,071,790
San Joaquin Hills, CA, Toll Road Revenue, Transportation Corridor Agency:
Series A, Zero Coupon, 1/15/2015, INS: NATL	12,065,000	9,931,546
Series A, Zero Coupon, 1/15/2016, INS: NATL	3,485,000	2,668,743
Series A, Zero Coupon, 1/15/2017, INS: NATL	3,965,000	2,811,066
Series A, Zero Coupon, 1/15/2018, INS: NATL	2,640,000	1,724,474
Series A, Zero Coupon, 1/15/2019, INS: NATL	3,185,000	1,920,810
San Juan, CA, San Juan Project, Series D, ETM, 6.75%, 7/1/2020, INS: NATL	1,310,000	1,644,142
San Leandro, CA, Unified School District, Election of 2006, Convertible Capital Appreciation, Series C, Step-up Coupon, 0% to 8/1/2026, 7.0% to 8/1/2039, INS: AGC	30,000,000	12,847,200
San Marcos, CA, Unified School District, Election of 2010, Series A, 5.0%, 8/1/2038	12,500,000	12,920,500
San Mateo County, CA, Joint Powers Financing Authority Lease Revenue, Youth Services Campus, Series A, 5.0%, 7/15/2033	3,500,000	3,575,985
San Ysidro, CA, School District General Obligation, 6.125%, 8/1/2021, INS: AMBAC	1,400,000	1,452,430
Santa Ana, CA, Other General Obligation, Police Administration & Holding Facility, Series A, 6.25%, 7/1/2024, INS: NATL	2,000,000	2,196,940
Santa Cruz County, CA, County General Obligation Lease, Capital Facilities Project:
5.5%, 9/1/2017, INS: NATL	1,005,000	1,072,677
5.5%, 9/1/2018, INS: NATL	1,060,000	1,126,769
5.6%, 9/1/2019, INS: NATL	1,115,000	1,183,952
5.6%, 9/1/2020, INS: NATL	1,180,000	1,238,127
5.65%, 9/1/2024, INS: NATL	1,445,000	1,455,317
5.65%, 9/1/2025, INS: NATL	1,520,000	1,519,848
5.65%, 9/1/2026, INS: NATL	1,605,000	1,592,176
Santa Margarita/Dana Point, CA, Special Assessment Revenue, Improvement District Authority:
Series B, 7.25%, 8/1/2012, INS: NATL	3,675,000	3,808,586
Series B, 7.25%, 8/1/2013, INS: NATL	3,400,000	3,673,020
Santa Monica, CA, Redevelopment Agency Tax Allocation, Earthquake Recovery Redevelopment, 5.875%, 7/1/2036	2,125,000	2,323,539
Santaluz, CA, Special Tax Bonds, Santaluz Community Facilities District No. 2, Improvement Area No. 1:
6.25%, 9/1/2021	1,985,000	1,992,384
6.375%, 9/1/2030	4,770,000	4,778,395
Southern California, Electric Revenue, Public Power Authority, Transmission Project, Zero Coupon, 7/1/2015	2,000,000	1,839,320
Southern California, Metropolitan Water District:
Series C, 5.0%, 7/1/2031	5,195,000	5,657,719
Series C, 5.0%, 7/1/2035	3,000,000	3,223,980
Southern California, Metropolitan Water District, Waterworks Revenue:
Series A, 5.75%, 7/1/2021	1,120,000	1,372,706
Series A, ETM, 5.75%, 7/1/2021	880,000	1,060,092
Tahoe Truckee, CA, School District General Obligation, Unified School District Capital Improvement, Series A, Zero Coupon, 8/1/2022, INS: FGIC, NATL	3,600,000	2,099,808
Temple City, CA, School District General Obligation, Series A, Zero Coupon, 8/1/2015, INS: FGIC, NATL	1,250,000	1,140,213
Torrance, CA, Torrance Memorial Medical Center, Series A, 5.0%, 9/1/2040	2,000,000	1,956,560
Ukiah, CA, School District General Obligation, Unified School District, Zero Coupon, 8/1/2016, INS: FGIC, NATL	2,000,000	1,733,520
West Basin, CA, Municipal Water District Revenue, Series B, 5.0%, 8/1/2036	7,000,000	7,313,460

		724,713,054
Puerto Rico 3.9%
Commonwealth of Puerto Rico, Aqueduct & Sewer Authority Revenue, Series A, 6.0%, 7/1/2038	8,000,000	8,300,720
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue, Series A, 6.5%, 8/1/2044	10,000,000	11,315,500
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue, Convertible Capital Appreciation:
Series A, Step-up Coupon, 0% to 8/1/2016, 6.75% to 8/1/2032	10,000,000	9,055,300
Series A, Step-up Coupon, 0% to 8/1/2019, 6.25% to 8/1/2033	3,600,000	2,576,448

		31,247,968
Virgin Islands 0.1%
Virgin Islands, Public Finance Authority Revenue, Capital Projects, Series A-1, 5.0%, 10/1/2039	875,000	808,859

Total Municipal Bonds and Notes (Cost $717,979,476)		756,769,881
Municipal Inverse Floating Rate Notes (b) 17.4%
California
California, Bay Area Toll Authority, Toll Bridge Revenue, Series F, 5.0%, 4/1/2031 (c)	11,475,000	12,152,029
Trust: California, Bay Area Toll Authority, Toll Bridge Revenue, Series 1962, 144A, 13.683%, 4/1/2031, Leverage Factor at purchase date: 3 to 1
California, Bay Area Toll Authority, Toll Bridge Revenue, Series F, 5.0%, 4/1/2031 (c)	13,870,000	14,917,524
Trust: California, Bay Area Toll Authority, Toll Bridge Revenue, Series 1962-3, 144A, 18.037%, 4/1/2031, Leverage Factor at purchase date: 4 to 1
California, Bay Area Toll Authority, Toll Bridge Revenue, Series F, 5.0%, 4/1/2026 (c)	17,205,000	18,396,186
Trust: California, Bay Area Toll Authority, Toll Bridge Revenue, Series 1962-2, 144A, 18.055%, 4/1/2026, Leverage Factor at purchase date: 4 to 1
California, State Community Center, College District, Election of 2002, Series A, 5.0%, 8/1/2026, INS: AGMC (c)	10,630,000	11,316,379
Trust: California, State Community Center, Series 2008-1154, 144A, 9.22%, 8/1/2026, Leverage Factor at purchase date: 2 to 1
California, State Department of Water Resources, Water Revenue, Central Valley Project, Series AE, 5.0%, 12/1/2023 (c)	3,158,944	3,557,958
California, State Department of Water Resources, Water Revenue, Central Valley Project, Series AE, 5.0%, 12/1/2024 (c)	2,257,732	2,542,912
California, State Department of Water Resources, Water Revenue, Central Valley Project, Series AE, 5.0%, 12/1/2025 (c)	1,881,443	2,119,093
Trust: California, State Department of Water Resources, Water Revenue, Series 2705, 144A, 12.741%, 12/1/2023, Leverage Factor at purchase date: 3 to 1
California, University of California Revenues, Series O, 5.25%, 5/15/2039 (c)	10,420,000	11,096,987
Trust: California, University of California Revenues, Series 3368-2, 144A, 18.99%, 5/15/2039, Leverage Factor at purchase date: 4 to 1
California, University of California Revenues, Series O, 5.75%, 5/15/2034 (c)	5,000,000	5,564,450
Trust: California, University of California Revenues, Series 3368, 144A, 20.99%, 5/15/2034, Leverage Factor at purchase date: 4 to 1
Los Angeles, CA, Community College District, Election of 2008, Series A, 6.0%, 8/1/2033 (c)	10,000,000	11,348,000
Trust: Los Angeles, CA, Community College District, Series R-11728, 144A, 27.48%, 8/1/2033, Leverage Factor at purchase date: 5 to 1
Los Angeles, CA, Department of Water & Power Revenue, Series A, 5.0%, 7/1/2039 (c)	10,000,000	10,352,300
Trust: Los Angeles, CA, Department of Water & Power Revenue, Series 3325, 144A, 17.96%, 7/1/2039, Leverage Factor at purchase date: 4 to 1
Los Angeles, CA, Wastewater Systems Revenue, Series A, 5.75%, 6/1/2034 (c)	10,000,000	11,267,500
Trust: Los Angeles, CA, Wastewater Systems Revenue, Series 3371-1, 144A, 20.99%, 6/1/2034, Leverage Factor at purchase date: 4 to 1
San Diego County, CA, Water Authority Revenue, Certificates of Participation, Series 2008-A, 5.0%, 5/1/2027, INS: AGMC (c)	2,137,063	2,294,052
San Diego County, CA, Water Authority Revenue, Certificates of Participation, Series 2008-A, 5.0%, 5/1/2028, INS: AGMC (c)	1,944,611	2,087,461
Trust: San Diego County, CA, Water Utility Improvements, Certificates of Participation, Series 2008-1104, 144A, 9.223%, 5/1/2027, Leverage Factor at purchase date: 2 to 1
San Francisco, CA, Bay Area Rapid Transit District, Election of 2004, Series B, 5.0%, 8/1/2032 (c)	10,002,999	10,575,685
Trust: San Francisco, CA, Bay Area Rapid Transit District, Election of 2004, Series 3161, 144A, 13.637%, 8/1/2032, Leverage Factor at purchase date: 3 to 1
Santa Clara County, CA, San Jose Unified School District, Election of 2002, Series D, 5.0%, 8/1/2032 (c)	10,000,000	10,363,400
Trust: Santa Clara County, CA, San Jose Unified School District, Series 1158, 144A, 9.22%, 8/1/2032, Leverage Factor at purchase date: 2 to 1

Total Municipal Inverse Floating Rate Notes (Cost $131,765,964)		139,951,916

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $849,745,440) †	111.4	896,721,797
Other Assets and Liabilities, Net	(11.4)	(91,809,049)

Net Assets	100.0	804,912,748

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*
Variable rate demand notes are securities whose interest rates are reset periodically at market levels.  These securities are payable on demand and are shown at their current rates as of November 30, 2011.

**
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of November 30, 2011.

†
The cost for federal income tax purposes was $848,217,443.  At November 30, 2011, net unrealized appreciation  for all securities based on tax cost was $48,504,354.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $55,954,814  and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $7,450,460.

(a) At November 30, 2011, this security has been pledged, in whole or in part, as collateral for open interest rate swap contracts.
(b) Securities represent the underlying municipal obligations of inverse floating rate obligations held by the Fund.
(c) Security forms part of the below tender option bond trust. Principal Amount and Value shown take into account the leverage factor.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGC: Assured Guaranty Corp.
AGMC: Assured Guaranty Municipal Corp.
AMBAC: Ambac Financial Group, Inc.
AMT: Subject to alternative minimum tax.
ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.

FGIC: Financial Guaranty Insurance Co.
GTY: Guaranty Agreement
INS: Insured
LIQ: Liquidity Facility
LOC: Letter of Credit
NATL: National Public Finance Guarantee Corp.
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

Radian: Radian Asset Assurance, Inc.

At November 30, 2011, open interest rate swap contracts were as follows:

Effective/ Expiration Date	Notional Amount ($)	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Depreciation ($)

3/14/2012 3/14/2031	15,000,0001	Fixed — 4.444%	Floating — LIBOR	(4,000,167)	—	(4,000,167)
4/27/2012 4/27/2031	8,700,0001	Fixed — 4.352%	Floating — LIBOR	(2,167,563)	—	(2,167,563)
4/30/2012 4/28/2031	8,700,0002	Fixed — 4.31%	Floating — LIBOR	(2,109,532)	—	(2,109,532)
4/30/2012 4/29/2032	10,900,0002	Fixed — 4.336%	Floating — LIBOR	(2,770,121)	—	(2,770,121)
10/25/2012 10/25/2033	11,700,0002	Fixed — 3.04%	Floating — LIBOR	(454,019)	—	(454,019)
Total unrealized depreciation on open interest rate swaps					(11,501,402)

Counterparties:
1	Citigroup, Inc.
2	JPMorgan Chase Securities, Inc.
LIBOR: London InterBank Offered Rate

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2011 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Municipal Investments(d)	$—	$896,721,797	$—	$896,721,797
Total	$—	$896,721,797	$—	$896,721,797

Liabilities
Derivatives(e)	$—	$(11,501,402)	$—	$(11,501,402)
Total	$—	$(11,501,402)	$—	$(11,501,402)

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended November 30, 2011
(d)	See Investment Portfolio for additional detailed categorizations.
(e)	Derivatives include unrealized appreciation (depreciation) on interest rate swap contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of November 30, 2011 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Swaps
Interest Rate Contracts	$(11,501,402)

ITEM 2.	CONTROLS AND PROCEDURES

(a)    The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)    There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS California Tax-Free Income Fund, a series of DWS State Tax-Free Income Series

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	January 20, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	January 20, 2012

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	January 20, 2012